S000083701 [Member] Investment Objectives and Goals - DoubleLine Fortune 500 Equal Weight ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Fortune 500 Equal Weight ETF (DFVE)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Barclays Fortune 500 Equal Weighted Total Return Index (the “Underlying Index”).